Income Taxes - Summary of Earning Before Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018
Disclosure Of Reconciliation Of Effective Tax Rate [Abstract]
Loss before income taxes	$ (2,451)	$ (9,575)	$ (17,945)
Income tax expense (recovery) at statutory rate	(662)	(2,532)	(5,981)
Difference from higher statutory tax rates on earnings of foreign subsidiaries	822	1,749	(917)
Losses expired	742	1,426
Permanent Difference	60	1,550
Effect of Mexican mining royalty tax (SMD) on deferred income tax liabilities	(473)		(375)
Recognition of previously unrecognized non-capital loss carry forward and other deductible tax benefits	689	36	1,328
Income tax (recovery) expense	$ 1,178	$ 2,229	$ (5,945)